SHARE-BASED PAYMENT - Summary of Number and Weighted-average Exercise Prices of Share Options (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Beginning balance	17,876,508	15,592,511
Stock option programs, Granted	16,868,466	5,156,829
Exercised / Canceled	(3,187,476)	(2,872,832)
Stock option programs, Ending balance	31,557,498	17,876,508
Parent Company [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Beginning balance	7,426,957	7,801,240
Stock option programs, Granted	14,066,904	1,223,679
Exercised / Canceled	(1,456,999)	(1,597,962)
Stock option programs, Ending balance	20,036,862	7,426,957